EQUITY-ACCOUNTED INVESTMENTS - Summary of Total Assets and Total Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Total assets	$ 94,809	$ 76,128
Total Liabilities	58,353	46,149
Total for all joint ventures
Disclosure of associates [line items]
Total assets	20,827	17,891
Total Liabilities	8,498	5,638
Total for all joint ventures | Hydroelectric
Disclosure of associates [line items]
Total assets	2,063	1,221
Total Liabilities	698	422
Total for all joint ventures | Wind
Disclosure of associates [line items]
Total assets	4,151	1,019
Total Liabilities	2,573	383
Total for all joint ventures | Utility-scale solar
Disclosure of associates [line items]
Total assets	3,732	2,884
Total Liabilities	1,937	1,160
Total for all joint ventures | Distributed energy & storage
Disclosure of associates [line items]
Total assets	2,776	5,010
Total Liabilities	1,460	2,109
Total for all joint ventures | Sustainable solutions
Disclosure of associates [line items]
Total assets	8,105	7,757
Total Liabilities	$ 1,830	$ 1,564